SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR FAIR VALUES WARRANTS (Details)		6 Months Ended		12 Months Ended
	Mar. 10, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
DisclsoureInvestmentLineItems [Line Items]
Risk free interest rate, share options granted		3.21%
Expected volatility, share options granted		68.75%
Expected life		5 years	5 years
Expected dividend as percentage, share options granted		0.00%	0.00%
Warrants [member]
DisclsoureInvestmentLineItems [Line Items]
Risk free interest rate, share options granted	0.28%	3.09%
Expected volatility, share options granted	150.88%	102.69%
Expected life	2 years	8 months 15 days
Expected dividend as percentage, share options granted	0.00%	0.00%		0.00%